UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-06698

Deutsche DWS Equity 500 Index Portfolio

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

One International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                  as of September 30, 2018 (Unaudited)

DWS Equity 500 Index Portfolio

	Shares	Value ($)
Common Stocks 98.7%
Communication Services 9.9%
Diversified Telecommunication Services 1.9%
AT&T, Inc.	504,065	16,926,503
CenturyLink, Inc.	66,031	1,399,857
Verizon Communications, Inc.	286,770	15,310,650
		33,637,010
Entertainment 2.2%
Activision Blizzard, Inc.	52,924	4,402,748
Electronic Arts, Inc.*	21,198	2,554,147
Netflix, Inc.*	30,225	11,308,079
Take-Two Interactive Software, Inc.*	7,905	1,090,811
Twenty-First Century Fox, Inc. "A"	73,349	3,398,259
Twenty-First Century Fox, Inc. "B"	33,739	1,545,921
Viacom, Inc. "B"	24,641	831,880
Walt Disney Co.	103,158	12,063,297
		37,195,142
Interactive Media & Services 4.6%
Alphabet, Inc. "A"*	20,744	25,039,668
Alphabet, Inc. "C"*	21,367	25,500,873
Facebook, Inc. "A"*	167,387	27,528,466
TripAdvisor, Inc.*	6,877	351,208
Twitter, Inc.*	49,969	1,422,118
		79,842,333
Media 1.2%
CBS Corp. "B"	23,589	1,355,188
Charter Communications, Inc. "A"*	12,389	4,037,327
Comcast Corp. "A"	317,173	11,231,096
Discovery, Inc. "C"*	24,955	738,169
Discovery, Inc. "A"* (a)	11,108	355,456
DISH Network Corp. "A"*	15,647	559,537
Interpublic Group of Companies, Inc.	26,840	613,831
News Corp. "A"	27,102	357,475
News Corp. "B"	8,422	114,539
Omnicom Group, Inc.	15,691	1,067,302
		20,429,920
Consumer Discretionary 10.2%
Auto Components 0.1%
Aptiv PLC	18,280	1,533,692
BorgWarner, Inc.	14,561	622,920
Goodyear Tire & Rubber Co.	16,172	378,263
		2,534,875
Automobiles 0.4%
Ford Motor Co.	272,941	2,524,704
General Motors Co.	91,097	3,067,236
Harley-Davidson, Inc.	11,638	527,202
		6,119,142
Distributors 0.1%
Genuine Parts Co.	10,130	1,006,922
LKQ Corp.*	22,225	703,866
		1,710,788
Diversified Consumer Services 0.0%
H&R Block, Inc.	14,138	364,053
Hotels, Restaurants & Leisure 1.6%
Carnival Corp.	28,053	1,788,940
Chipotle Mexican Grill, Inc.*	1,708	776,320
Darden Restaurants, Inc.	8,500	945,115
Hilton Worldwide Holdings, Inc.	20,691	1,671,419
Marriott International, Inc. "A"	19,985	2,638,620
McDonald's Corp.	53,841	9,007,061
MGM Resorts International	35,506	990,972
Norwegian Cruise Line Holdings Ltd.*	14,232	817,344
Royal Caribbean Cruises Ltd.	11,903	1,546,676
Starbucks Corp.	93,624	5,321,588
Wynn Resorts Ltd.	6,789	862,610
Yum! Brands, Inc.	22,014	2,001,293
		28,367,958
Household Durables 0.3%
D.R. Horton, Inc.	23,720	1,000,510
Garmin Ltd.	8,403	588,630
Leggett & Platt, Inc.	9,221	403,788
Lennar Corp. "A"	20,313	948,414
Mohawk Industries, Inc.*	4,381	768,208
Newell Brands, Inc.	30,224	613,547
PulteGroup, Inc.	18,186	450,467
Whirlpool Corp.	4,422	525,112
		5,298,676
Internet & Direct Marketing Retail 3.9%
Amazon.com, Inc.*	28,435	56,955,305
Booking Holdings, Inc.*	3,295	6,537,280
eBay, Inc.*	64,587	2,132,663
Expedia Group, Inc.	8,352	1,089,769
		66,715,017
Leisure Products 0.1%
Hasbro, Inc.	8,092	850,631
Mattel, Inc.*	24,256	380,819
		1,231,450
Multiline Retail 0.5%
Dollar General Corp.	18,489	2,020,848
Dollar Tree, Inc.*	16,714	1,363,027
Kohl's Corp.	11,449	853,523
Macy's, Inc.	21,147	734,435
Nordstrom, Inc.	7,856	469,867
Target Corp.	36,509	3,220,459
		8,662,159
Specialty Retail 2.4%
Advance Auto Parts, Inc.	5,114	860,840
AutoZone, Inc.*	1,838	1,425,737
Best Buy Co., Inc.	16,938	1,344,200
CarMax, Inc.*	12,136	906,195
Foot Locker, Inc.	8,201	418,087
Home Depot, Inc.	79,446	16,457,239
L Brands, Inc.	15,901	481,800
Lowe's Companies, Inc.	56,318	6,466,433
O'Reilly Automotive, Inc.*	5,583	1,939,087
Ross Stores, Inc.	26,138	2,590,276
The Gap, Inc.	14,787	426,605
Tiffany & Co.	7,581	977,721
TJX Companies, Inc.	43,561	4,879,703
Tractor Supply Co.	8,338	757,757
Ulta Salon, Cosmetics & Fragrance, Inc.*	3,950	1,114,374
		41,046,054
Textiles, Apparel & Luxury Goods 0.8%
Hanesbrands, Inc. (a)	24,942	459,681
Michael Kors Holdings Ltd.*	10,294	705,757
NIKE, Inc. "B"	88,954	7,536,183
PVH Corp.	5,301	765,464
Ralph Lauren Corp.	3,860	530,943
Tapestry, Inc.	19,817	996,201
Under Armour, Inc. "A"* (a)	12,889	273,504
Under Armour, Inc. "C"*	12,584	244,885
VF Corp.	22,632	2,114,960
		13,627,578
Consumer Staples 6.6%
Beverages 1.7%
Brown-Forman Corp. "B"	11,733	593,103
Coca-Cola Co.	265,801	12,277,348
Constellation Brands, Inc. "A"	11,609	2,503,133
Molson Coors Brewing Co. "B"	12,804	787,446
Monster Beverage Corp.*	27,653	1,611,617
PepsiCo, Inc.	98,204	10,979,207
		28,751,854
Food & Staples Retailing 1.4%
Costco Wholesale Corp.	30,443	7,150,452
Kroger Co.	55,274	1,609,026
Sysco Corp.	33,098	2,424,429
Walgreens Boots Alliance, Inc.	58,556	4,268,732
Walmart, Inc.	99,618	9,355,126
		24,807,765
Food Products 1.0%
Archer-Daniels-Midland Co.	38,586	1,939,718
Campbell Soup Co.	13,569	497,032
Conagra Brands, Inc.	27,148	922,218
General Mills, Inc.	41,470	1,779,892
Hormel Foods Corp.	19,150	754,510
Kellogg Co.	17,524	1,227,031
Kraft Heinz Co.	43,155	2,378,272
McCormick & Co., Inc.	8,485	1,117,899
Mondelez International, Inc. "A"	101,827	4,374,488
The Hershey Co.	9,764	995,928
The JM Smucker Co.	7,844	804,873
Tyson Foods, Inc. "A"	20,488	1,219,651
		18,011,512
Household Products 1.4%
Church & Dwight Co., Inc.	17,228	1,022,826
Clorox Co.	8,901	1,338,800
Colgate-Palmolive Co.	60,253	4,033,938
Kimberly-Clark Corp.	24,139	2,743,156
Procter & Gamble Co.	172,601	14,365,581
		23,504,301
Personal Products 0.1%
Coty, Inc. "A"	31,083	390,403
Estee Lauder Companies, Inc. "A"	15,642	2,273,095
		2,663,498
Tobacco 1.0%
Altria Group, Inc.	130,691	7,881,974
Philip Morris International, Inc.	107,881	8,796,617
		16,678,591
Energy 5.9%
Energy Equipment & Services 0.7%
Baker Hughes a GE Co.	28,508	964,426
Halliburton Co.	61,179	2,479,585
Helmerich & Payne, Inc.	7,651	526,159
National Oilwell Varco, Inc.	26,392	1,136,967
Schlumberger Ltd.	96,091	5,853,864
TechnipFMC PLC	29,956	936,125
		11,897,126
Oil, Gas & Consumable Fuels 5.2%
Anadarko Petroleum Corp.	35,590	2,399,122
Andeavor	9,608	1,474,828
Apache Corp.	26,416	1,259,251
Cabot Oil & Gas Corp.	30,862	695,012
Chevron Corp.	132,984	16,261,283
Cimarex Energy Co.	6,504	604,482
Concho Resources, Inc.*	13,901	2,123,378
ConocoPhillips	80,828	6,256,087
Devon Energy Corp.	35,322	1,410,761
EOG Resources., Inc.	40,207	5,129,207
EQT Corp.	18,342	811,267
ExxonMobil Corp.	293,844	24,982,617
Hess Corp.	17,478	1,251,075
HollyFrontier Corp.	11,244	785,956
Kinder Morgan, Inc.	131,149	2,325,272
Marathon Oil Corp.	59,864	1,393,634
Marathon Petroleum Corp.	31,299	2,502,981
Newfield Exploration Co.*	13,985	403,188
Noble Energy, Inc.	33,492	1,044,615
Occidental Petroleum Corp.	53,225	4,373,498
ONEOK, Inc.	28,407	1,925,710
Phillips 66	29,633	3,340,232
Pioneer Natural Resources Co.	11,779	2,051,784
Valero Energy Corp.	29,768	3,386,110
Williams Companies, Inc.	83,933	2,282,138
		90,473,488
Financials 13.1%
Banks 5.8%
Bank of America Corp.	644,751	18,994,364
BB&T Corp.	53,887	2,615,675
Citigroup, Inc.	174,709	12,533,624
Citizens Financial Group, Inc.	32,906	1,269,184
Comerica, Inc.	11,800	1,064,360
Fifth Third Bancorp.	46,404	1,295,600
Huntington Bancshares, Inc.	75,960	1,133,323
JPMorgan Chase & Co.	233,270	26,322,187
KeyCorp	73,440	1,460,722
M&T Bank Corp.	10,044	1,652,640
People's United Financial, Inc.	23,511	402,508
PNC Financial Services Group, Inc.	32,243	4,391,174
Regions Financial Corp.	76,356	1,401,133
SunTrust Banks, Inc.	32,131	2,146,029
SVB Financial Group*	3,660	1,137,638
U.S. Bancorp.	106,308	5,614,125
Wells Fargo & Co.	300,867	15,813,570
Zions Bancorp.	13,631	683,595
		99,931,451
Capital Markets 2.7%
Affiliated Managers Group, Inc.	3,751	512,837
Ameriprise Financial, Inc.	9,819	1,449,874
Bank of New York Mellon Corp.	63,854	3,255,915
BlackRock, Inc.	8,518	4,014,789
Cboe Global Markets, Inc.	7,780	746,569
Charles Schwab Corp.	83,451	4,101,617
CME Group, Inc.	23,664	4,027,849
E*TRADE Financial Corp.*	18,169	951,874
Franklin Resources., Inc.	21,252	646,273
Intercontinental Exchange, Inc.	39,684	2,971,935
Invesco Ltd.	28,270	646,818
Moody's Corp.	11,531	1,927,983
Morgan Stanley	92,082	4,288,259
MSCI, Inc.	6,135	1,088,410
Nasdaq, Inc.	8,052	690,862
Northern Trust Corp.	15,496	1,582,607
Raymond James Financial, Inc.	8,982	826,793
S&P Global, Inc.	17,478	3,415,026
State Street Corp.	26,349	2,207,519
T. Rowe Price Group, Inc.	16,952	1,850,819
The Goldman Sachs Group., Inc.	24,385	5,468,092
		46,672,720
Consumer Finance 0.6%
American Express Co.	48,994	5,217,371
Capital One Financial Corp.	33,230	3,154,524
Discover Financial Services	23,792	1,818,898
Synchrony Financial	47,348	1,471,576
		11,662,369
Diversified Financial Services 1.7%
Berkshire Hathaway, Inc. "B"*	135,278	28,964,372
Jefferies Financial Group, Inc.	20,579	451,915
		29,416,287
Insurance 2.3%
Aflac, Inc.	53,460	2,516,362
Allstate Corp.	24,007	2,369,491
American International Group, Inc.	61,542	3,276,496
Aon PLC	16,885	2,596,575
Arthur J. Gallagher & Co.	12,495	930,128
Assurant, Inc.	3,725	402,114
Brighthouse Financial, Inc.*	8,034	355,424
Chubb Ltd.	32,179	4,300,402
Cincinnati Financial Corp.	10,440	801,896
Everest Re Group Ltd.	2,830	646,570
Hartford Financial Services Group, Inc.	24,751	1,236,560
Lincoln National Corp.	15,070	1,019,636
Loews Corp.	19,313	970,092
Marsh & McLennan Companies, Inc.	35,034	2,898,013
MetLife, Inc.	69,081	3,227,464
Principal Financial Group, Inc.	18,410	1,078,642
Progressive Corp.	40,587	2,883,300
Prudential Financial, Inc.	29,026	2,940,914
The Travelers Companies, Inc.	18,474	2,396,263
Torchmark Corp.	7,308	633,531
Unum Group	15,369	600,467
Willis Towers Watson PLC	9,092	1,281,426
		39,361,766
Health Care 14.9%
Biotechnology 2.5%
AbbVie, Inc.	105,106	9,940,925
Alexion Pharmaceuticals, Inc.*	15,372	2,136,862
Amgen, Inc.	44,919	9,311,260
Biogen., Inc.*	13,981	4,939,627
Celgene Corp.*	48,831	4,369,886
Gilead Sciences, Inc.	90,157	6,961,022
Incyte Corp.*	12,148	839,184
Regeneron Pharmaceuticals, Inc.*	5,410	2,185,856
Vertex Pharmaceuticals, Inc.*	17,747	3,420,557
		44,105,179
Health Care Equipment & Supplies 3.2%
Abbott Laboratories	121,718	8,929,232
ABIOMED, Inc.*	3,114	1,400,522
Align Technology, Inc.*	5,072	1,984,268
Baxter International, Inc.	34,457	2,656,290
Becton, Dickinson & Co.	18,560	4,844,160
Boston Scientific Corp.*	95,984	3,695,384
Danaher Corp.	42,702	4,639,999
DENTSPLY SIRONA, Inc.	15,723	593,386
Edwards Lifesciences Corp.*	14,557	2,534,374
Hologic, Inc.*	19,037	780,136
IDEXX Laboratories, Inc.*	6,000	1,497,960
Intuitive Surgical, Inc.*	7,893	4,530,582
Medtronic PLC	93,793	9,226,417
ResMed, Inc.	9,850	1,136,099
Stryker Corp.	21,536	3,826,516
The Cooper Companies, Inc.	3,438	952,842
Varian Medical Systems, Inc.*	6,417	718,255
Zimmer Biomet Holdings, Inc.	14,044	1,846,365
		55,792,787
Health Care Providers & Services 3.4%
Aetna, Inc.	22,723	4,609,360
AmerisourceBergen Corp.	11,089	1,022,628
Anthem, Inc.	18,030	4,941,121
Cardinal Health, Inc.	21,488	1,160,352
Centene Corp.*	14,176	2,052,401
CIGNA Corp.	16,939	3,527,547
CVS Health Corp.	70,660	5,562,355
DaVita, Inc.*	8,791	629,699
Envision Healthcare Corp.*	8,342	381,480
Express Scripts Holding Co.*	39,074	3,712,421
HCA Healthcare, Inc.	18,716	2,603,770
Henry Schein, Inc.*	10,600	901,318
Humana, Inc.	9,589	3,246,068
Laboratory Corp. of America Holdings*	7,075	1,228,786
McKesson Corp.	13,964	1,852,325
Quest Diagnostics, Inc.	9,523	1,027,627
UnitedHealth Group, Inc.	66,780	17,766,151
Universal Health Services, Inc. "B"	5,952	760,904
WellCare Health Plans, Inc.*	3,487	1,117,549
		58,103,862
Health Care Technology 0.1%
Cerner Corp.*	22,840	1,471,124
Life Sciences Tools & Services 1.0%
Agilent Technologies, Inc.	22,090	1,558,229
Illumina, Inc.*	10,224	3,752,822
IQVIA Holdings, Inc.*	11,176	1,449,974
Mettler-Toledo International, Inc.*	1,753	1,067,542
PerkinElmer, Inc.	7,734	752,286
Thermo Fisher Scientific, Inc.	27,935	6,818,375
Waters Corp.*	5,408	1,052,829
		16,452,057
Pharmaceuticals 4.7%
Allergan PLC	22,154	4,219,894
Bristol-Myers Squibb Co.	113,307	7,034,099
Eli Lilly & Co.	66,339	7,118,838
Johnson & Johnson	186,202	25,727,530
Merck & Co., Inc.	184,593	13,095,027
Mylan NV*	35,553	1,301,240
Nektar Therapeutics*	11,972	729,813
Perrigo Co. PLC	8,626	610,721
Pfizer, Inc.	406,855	17,930,100
Zoetis, Inc.	33,417	3,059,661
		80,826,923
Industrials 9.6%
Aerospace & Defense 2.7%
Arconic, Inc.	30,415	669,434
Boeing Co.	37,082	13,790,796
General Dynamics Corp.	19,331	3,957,442
Harris Corp.	8,208	1,388,876
Huntington Ingalls Industries, Inc.	3,030	775,922
L3 Technologies, Inc.	5,383	1,144,533
Lockheed Martin Corp.	17,166	5,938,749
Northrop Grumman Corp.	12,050	3,824,309
Raytheon Co.	19,850	4,102,201
Rockwell Collins, Inc.	11,357	1,595,318
Textron, Inc.	17,231	1,231,500
TransDigm Group, Inc.*	3,373	1,255,768
United Technologies Corp.	52,188	7,296,404
		46,971,252
Air Freight & Logistics 0.7%
C.H. Robinson Worldwide, Inc.	9,628	942,774
Expeditors International of Washington, Inc.	12,079	888,169
FedEx Corp.	16,892	4,067,425
United Parcel Service, Inc. "B"	48,146	5,621,045
		11,519,413
Airlines 0.4%
Alaska Air Group, Inc.	8,574	590,406
American Airlines Group, Inc.	28,182	1,164,762
Delta Air Lines, Inc.	43,755	2,530,352
Southwest Airlines Co.	35,833	2,237,771
United Continental Holdings, Inc.*	15,910	1,416,944
		7,940,235
Building Products 0.3%
A.O. Smith Corp.	10,085	538,237
Allegion PLC	6,674	604,464
Fortune Brands Home & Security, Inc.	9,748	510,405
Johnson Controls International PLC	63,918	2,237,130
Masco Corp.	21,358	781,703
		4,671,939
Commercial Services & Supplies 0.4%
Cintas Corp.	5,961	1,179,146
Copart, Inc.*	14,264	735,024
Republic Services, Inc.	14,996	1,089,609
Rollins, Inc.	6,814	413,542
Stericycle, Inc.*	5,890	345,625
Waste Management, Inc.	27,500	2,484,900
		6,247,846
Construction & Engineering 0.1%
Fluor Corp.	9,832	571,239
Jacobs Engineering Group, Inc.	8,333	637,475
Quanta Services, Inc.*	10,193	340,242
		1,548,956
Electrical Equipment 0.5%
AMETEK, Inc.	15,997	1,265,683
Eaton Corp. PLC	30,202	2,619,419
Emerson Electric Co.	43,500	3,331,230
Rockwell Automation, Inc.	8,542	1,601,796
		8,818,128
Industrial Conglomerates 1.5%
3M Co.	40,709	8,577,793
General Electric Co.	603,287	6,811,110
Honeywell International, Inc.	51,431	8,558,118
Roper Technologies, Inc.	7,207	2,134,786
		26,081,807
Machinery 1.5%
Caterpillar, Inc.	41,296	6,297,227
Cummins, Inc.	10,414	1,521,173
Deere & Co.	22,401	3,367,542
Dover Corp.	10,220	904,777
Flowserve Corp.	9,172	501,617
Fortive Corp.	21,474	1,808,111
Illinois Tool Works, Inc.	21,382	3,017,428
Ingersoll-Rand PLC	17,127	1,752,092
PACCAR, Inc.	24,308	1,657,562
Parker-Hannifin Corp.	9,188	1,689,949
Pentair PLC	11,180	484,653
Snap-on, Inc.	3,911	718,060
Stanley Black & Decker, Inc.	10,662	1,561,343
Xylem, Inc.	12,431	992,864
		26,274,398
Professional Services 0.3%
Equifax, Inc.	8,311	1,085,167
IHS Markit Ltd.*	24,601	1,327,470
Nielsen Holdings PLC	24,775	685,276
Robert Half International, Inc.	8,323	585,773
Verisk Analytics, Inc.*	11,447	1,379,936
		5,063,622
Road & Rail 1.0%
CSX Corp.	56,648	4,194,785
J.B. Hunt Transport Services, Inc.	6,097	725,177
Kansas City Southern	7,019	795,112
Norfolk Southern Corp.	19,396	3,500,978
Union Pacific Corp.	51,340	8,359,692
		17,575,744
Trading Companies & Distributors 0.2%
Fastenal Co.	19,890	1,154,018
United Rentals, Inc.*	5,719	935,628
W.W. Grainger, Inc.	3,156	1,127,986
		3,217,632
Information Technology 20.7%
Communications Equipment 1.1%
Arista Networks, Inc.*	3,583	952,576
Cisco Systems, Inc.	317,216	15,432,559
F5 Networks, Inc.*	4,271	851,723
Juniper Networks, Inc.	24,120	722,876
Motorola Solutions, Inc.	11,184	1,455,486
		19,415,220
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp. "A"	20,786	1,954,300
Corning, Inc.	56,225	1,984,742
FLIR Systems, Inc.	9,499	583,904
IPG Photonics Corp.*	2,501	390,331
TE Connectivity Ltd.	24,154	2,123,861
		7,037,138
IT Services 4.8%
Accenture PLC "A"	44,566	7,585,133
Akamai Technologies, Inc.*	11,944	873,704
Alliance Data Systems Corp.	3,293	777,675
Automatic Data Processing, Inc.	30,430	4,584,584
Broadridge Financial Solutions, Inc.	8,042	1,061,142
Cognizant Technology Solutions Corp. "A"	40,149	3,097,495
DXC Technology Co.	19,416	1,815,784
Fidelity National Information Services, Inc.	22,883	2,495,849
Fiserv, Inc.*	27,992	2,305,981
FleetCor Technologies, Inc.*	6,080	1,385,267
Gartner, Inc.*	6,229	987,297
Global Payments, Inc.	11,039	1,406,369
International Business Machines Corp.	63,373	9,582,631
MasterCard, Inc. "A"	63,326	14,097,001
Paychex, Inc.	22,094	1,627,223
PayPal Holdings, Inc.*	82,170	7,217,813
Total System Services, Inc.	11,673	1,152,592
VeriSign, Inc.*	7,437	1,190,812
Visa, Inc. "A"	123,371	18,516,753
Western Union Co.	31,022	591,279
		82,352,384
Semiconductors & Semiconductor Equipment 3.8%
Advanced Micro Devices, Inc.*	59,534	1,839,005
Analog Devices, Inc.	25,897	2,394,437
Applied Materials, Inc.	68,193	2,635,659
Broadcom, Inc.	29,958	7,391,537
Intel Corp.	319,986	15,132,138
KLA-Tencor Corp.	10,770	1,095,417
Lam Research Corp.	10,930	1,658,081
Microchip Technology, Inc. (a)	16,241	1,281,577
Micron Technology, Inc.*	80,689	3,649,564
NVIDIA Corp.	42,187	11,855,391
Qorvo, Inc.*	8,734	671,557
QUALCOMM., Inc.	97,587	7,029,192
Skyworks Solutions, Inc.	12,582	1,141,313
Texas Instruments, Inc.	67,603	7,253,126
Xilinx, Inc.	17,507	1,403,536
		66,431,530
Software 5.9%
Adobe Systems, Inc.*	34,014	9,182,079
ANSYS, Inc.*	5,806	1,083,864
Autodesk, Inc.*	15,144	2,364,130
CA, Inc.	21,601	953,684
Cadence Design Systems, Inc.*	19,834	898,877
Citrix Systems, Inc.*	9,042	1,005,109
Intuit, Inc.	17,947	4,081,148
Microsoft Corp.	532,209	60,868,743
Oracle Corp.	196,191	10,115,608
Red Hat, Inc.*	12,279	1,673,382
salesforce.com, Inc.*	52,507	8,350,188
Symantec Corp.	42,752	909,763
Synopsys, Inc.*	10,408	1,026,333
		102,512,908
Technology Hardware, Storage & Peripherals 4.7%
Apple, Inc.	318,472	71,891,869
Hewlett Packard Enterprise Co.	102,260	1,667,861
HP, Inc.	109,903	2,832,200
NetApp, Inc.	17,996	1,545,677
Seagate Technology PLC	18,158	859,781
Western Digital Corp.	20,228	1,184,147
Xerox Corp.	15,120	407,938
		80,389,473
Materials 2.4%
Chemicals 1.8%
Air Products & Chemicals, Inc.	15,297	2,555,364
Albemarle Corp.	7,641	762,419
CF Industries Holdings, Inc.	16,033	872,836
DowDuPont, Inc.	159,944	10,285,999
Eastman Chemical Co.	9,753	933,557
Ecolab, Inc.	17,614	2,761,523
FMC Corp.	9,307	811,384
International Flavors & Fragrances, Inc.	6,365	885,499
LyondellBasell Industries NV "A"	22,207	2,276,439
PPG Industries, Inc.	16,769	1,830,001
Praxair, Inc.	20,012	3,216,529
The Mosaic Co.	24,869	807,745
The Sherwin-Williams Co.	5,689	2,589,690
		30,588,985
Construction Materials 0.1%
Martin Marietta Materials, Inc.	4,355	792,392
Vulcan Materials Co.	9,294	1,033,493
		1,825,885
Containers & Packaging 0.3%
Avery Dennison Corp.	6,033	653,675
Ball Corp.	23,940	1,053,121
International Paper Co.	28,155	1,383,818
Packaging Corp. of America	6,646	729,000
Sealed Air Corp.	11,219	450,443
WestRock Co.	17,502	935,307
		5,205,364
Metals & Mining 0.2%
Freeport-McMoRan, Inc.	100,636	1,400,853
Newmont Mining Corp.	36,767	1,110,363
Nucor Corp.	22,017	1,396,979
		3,908,195
Real Estate 2.6%
Equity Real Estate Investment Trusts (REITs) 2.5%
Alexandria Real Estate Equities, Inc.	7,345	923,928
American Tower Corp.	30,510	4,433,103
Apartment Investment & Management Co. "A"	11,169	492,888
AvalonBay Communities, Inc.	9,560	1,731,794
Boston Properties, Inc.	10,673	1,313,740
Brookfield Property Partners LP	436	9,108
Brookfield Property REIT, Inc. "A"	1	6
Crown Castle International Corp.	28,878	3,214,988
Digital Realty Trust, Inc.	14,230	1,600,590
Duke Realty Corp.	24,727	701,505
Equinix, Inc.	5,547	2,401,241
Equity Residential	25,458	1,686,847
Essex Property Trust, Inc.	4,569	1,127,218
Extra Space Storage, Inc.	8,722	755,674
Federal Realty Investment Trust	5,056	639,432
HCP, Inc.	32,195	847,372
Host Hotels & Resorts, Inc.	51,090	1,077,999
Iron Mountain, Inc.	20,047	692,022
Kimco Realty Corp.	28,903	483,836
Mid-America Apartment Communities, Inc.	7,954	796,832
Prologis, Inc.	43,840	2,971,914
Public Storage	10,468	2,110,663
Realty Income Corp.	20,146	1,146,106
Regency Centers Corp.	11,772	761,295
SBA Communications Corp. *	7,962	1,278,936
Simon Property Group, Inc.	21,532	3,805,781
SL Green Realty Corp.	6,068	591,812
The Macerich Co.	7,415	409,975
UDR, Inc.	18,645	753,817
Ventas, Inc.	24,629	1,339,325
Vornado Realty Trust	11,974	874,102
Welltower, Inc.	25,708	1,653,539
Weyerhaeuser Co.	53,039	1,711,569
		44,338,957
Real Estate Management & Development 0.1%
CBRE Group, Inc. "A"*	21,933	967,245
Utilities 2.8%
Electric Utilities 1.7%
Alliant Energy Corp.	16,461	700,745
American Electric Power Co., Inc.	34,086	2,416,016
Duke Energy Corp.	49,593	3,968,432
Edison International	22,525	1,524,492
Entergy Corp.	12,432	1,008,608
Evergy, Inc.	18,786	1,031,727
Eversource Energy	21,923	1,346,949
Exelon Corp.	67,301	2,938,362
FirstEnergy Corp.	33,831	1,257,498
NextEra Energy, Inc.	32,746	5,488,229
PG&E Corp.*	35,696	1,642,373
Pinnacle West Capital Corp.	7,909	626,235
PPL Corp.	48,371	1,415,335
Southern Co.	70,501	3,073,844
Xcel Energy, Inc.	35,288	1,665,946
		30,104,791
Independent Power & Renewable Electricity Producers 0.1%
AES Corp.	45,509	637,126
NRG Energy, Inc.	21,095	788,953
		1,426,079
Multi-Utilities 0.9%
Ameren Corp.	17,115	1,082,010
CenterPoint Energy, Inc.	34,156	944,414
CMS Energy Corp.	19,548	957,852
Consolidated Edison, Inc.	21,556	1,642,352
Dominion Energy, Inc	45,458	3,194,788
DTE Energy Co.	12,594	1,374,383
NiSource, Inc.	25,377	632,395
Public Service Enterprise Group, Inc.	34,925	1,843,691
SCANA Corp.	9,600	373,344
Sempra Energy	19,012	2,162,615
WEC Energy Group, Inc.	21,782	1,454,166
		15,662,010
Water Utilities 0.1%
American Water Works Co., Inc.	12,564	1,105,255
Total Common Stocks (Cost $579,691,312)		1,706,569,206
	Principal Amount ($)	Value ($)
Government & Agency Obligation 0.1%
U.S. Treasury Obligation
U.S. Treasury Bill, 2.08% **, 1/10/2019 (b) (Cost $2,202,075)	2,215,000	2,201,500
	Shares	Value ($)
Securities Lending Collateral 0.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.89% (c) (d) (Cost $2,172,110)	2,172,110	2,172,110
Cash Equivalents 1.2%
DWS Central Cash Management Government Fund, 2.03% (c) (Cost $20,844,772)	20,844,772	20,844,772
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $604,910,269)	100.1	1,731,787,588
Other Assets and Liabilities, Net	(0.1)	(1,464,335)
Net Assets	100.0	1,730,323,253

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund's transactions with affiliated investments during the period ended September 30, 2018 are as follows:

Value ($) at 12/31/2017	Pur- chases Cost ($)	Sales Pro- ceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 9/30/2018	Value ($) at 9/30/2018

Securities Lending Collateral 0.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.89% (c) (d)
2,411,636	—	239,526 (e)	—	—	7,700	—	2,172,110	2,172,110

Cash Equivalents 1.2%
DWS Central Cash Management Government Fund, 2.03% (c)
34,594,233	222,473,436	236,222,897	—	—	341,278	—	20,844,772	20,844,772
37,005,869	222,473,436	236,462,423	—	—	348,978	—	23,016,882	23,016,882

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2018 amounted to $2,140,432, which is 0.1% of net assets.
(b)	At September 30, 2018, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended September 30, 2018.
At September 30, 2018, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)

S&P 500 E-Mini Index	USD	12/21/2018	137	19,887,224	19,995,150	107,926

Currency Abbreviation
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$1,706,569,206	$—	$—	$1,706,569,206
Government & Agency Obligation	—	2,201,500	—	2,201,500
Short-Term Investments (f)	23,016,882	—	—	23,016,882
Derivatives (g)
Futures Contracts	107,926	—	—	107,926
Total	$1,729,694,014	$2,201,500	$—	$1,731,895,514

(f)	See Investment Portfolio for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2018 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$ 107,926

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche DWS Equity 500 Index Portfolio

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	11/23/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	11/23/2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	11/23/2018